Segment and Geographic Information Information on segment assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] TSS [Member]	Dec. 31, 2009 Predecessor [Member] TSS [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 7,689,750	$ 7,921,379	$ 4,977,917	$ 192,227	$ 2,328,671	$ 422,564	$ 3,075,999	$ 3,038,565	$ 764,619	$ 779,464	$ 181,851	$ 192,535	$ 1,704,337	$ 1,712,376	$ 425,192	$ 354,190